Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Intangible Assets And Goodwill [Line Items]
Amortization of intangible assets		$ 7,552,000	$ 8,279,000	$ 8,246,000
Goodwill			157,264,000	$ 157,264,000
Impairment of finite-lived intangible assets			$ 0
Predecessor
Schedule Of Intangible Assets And Goodwill [Line Items]
Amortization of intangible assets	$ 11,000
Goodwill	700,000
Finite lived intangible assets acquired	600,000
Impairments of goodwill or intangible assets	$ 0